Offerings - Offering: 1	Nov. 13, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 240,174,782.25
Amount of Registration Fee	$ 33,168.14
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $33,168.14 was paid in connection with the filing of the Schedule TO-I by Carlyle AlpInvest Private Markets Fund (File No. 005-94305) on July 31, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.